FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels of Assets and Liabilities Value on Nonrecurring Basis (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, losses	$ 163
Fair Value, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, fair value	107	$ 107	$ 0
Other intangible assets, fair value	$ 0	0	0
Property, plant and equipment, losses		163	0
Other intangible assets, losses		$ 92	$ 0